INCOME TAXES (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (800,149)	$ (845,216)
Deferred income tax liabilites, net	(293,886)	(317,497)
Non-capital loss carryforwards and tax pool balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	506,263	527,719
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(765,355)	(788,966)
Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(34,794)	0
Long term investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 0	$ (56,250)